Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,023,694.43
Total Fee Amount	693.77
Total Offset Amount	0.00
Net Fee	$ 693.77
Offering Table N/A
Offset Table N/A	N/A